Intangibles - Summary of Intangible Assets (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 51,804,000	$ 47,551,000
Amortization of intangibles	11,278,000	8,092,000	$ 5,724,000
Impairment	13,336,000	0
Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	70,098,000	29,604,000
Additions, purchased	49,000	426,000
Additions through business acquisitions	25,950,000	39,410,000
Additions, internally generated	0	98,000
Foreign currency translation adjustment	2,868,000	560,000
Subtotal	98,965,000	70,098,000
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	22,547,000	14,455,000
Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	11,278,000	8,092,000
Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Impairment	13,336,000	0
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles	47,161,000	22,547,000
Foreign currency translation adjustment	0	0
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangibles	41,752,000	33,986,000
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	55,823,000	28,348,000
Additions, purchased	0	425,000
Additions through business acquisitions	16,077,000	26,701,000
Additions, internally generated	0	0
Foreign currency translation adjustment	1,822,000	349,000
Subtotal	73,722,000	55,823,000
Customer relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	21,837,000	14,203,000
Customer relationships | Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	10,133,000	7,634,000
Customer relationships | Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Impairment	0	0
Customer relationships | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles	31,970,000	21,837,000
Foreign currency translation adjustment	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Intangibles	3,135,000	711,000
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	1,355,000	1,256,000
Additions, purchased	49,000	1,000
Additions through business acquisitions	2,909,000	0
Additions, internally generated	0	98,000
Foreign currency translation adjustment	64,000	0
Subtotal	4,377,000	1,355,000
Software | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	644,000	252,000
Software | Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	598,000	392,000
Software | Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Impairment	0	0
Software | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles	1,242,000	644,000
Foreign currency translation adjustment	0	0
Tradename
Disclosure of detailed information about intangible assets [line items]
Intangibles	0	12,604,000
Tradename | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	12,604,000	0
Additions, purchased	0	0
Additions through business acquisitions	0	12,398,000
Additions, internally generated	0	0
Foreign currency translation adjustment	732,000	206,000
Subtotal	13,336,000	12,604,000
Tradename | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	0	0
Tradename | Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	0	0
Tradename | Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Impairment	13,336,000	0
Tradename | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles	13,336,000	0
Foreign currency translation adjustment	0	0
Non-competition Agreements
Disclosure of detailed information about intangible assets [line items]
Intangibles	6,917,000	250,000
Non-competition Agreements | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	316,000	0
Additions, purchased	0	0
Additions through business acquisitions	6,964,000	311,000
Additions, internally generated	0	0
Foreign currency translation adjustment	250,000	5,000
Subtotal	7,530,000	316,000
Non-competition Agreements | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	66,000	0
Non-competition Agreements | Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	547,000	66,000
Non-competition Agreements | Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Impairment	0	0
Non-competition Agreements | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles	613,000	66,000
Foreign currency translation adjustment	$ 0	$ 0